Other Payables and Other Liabilities	6 Months Ended
Jun. 30, 2026
Other Payables And Other Liabilities [Abstract]
Other payables and other liabilities
23.	Other payables and other liabilities

	As at
	December 31, 2025 RMB’million	June 30, 2026 RMB’million
Included in non-current liabilities
Put option liabilities on non-controlling interest	379	230
Consideration liabilities related to the acquisition of Ximalaya	—	216
Others	—	22

	379	468

Included in current liabilities
Accrued expenses (note)	2,453	2,224
Investment payables	1	410
Other tax liabilities	281	324
Put option liabilities on non-controlling interest	—	218
Payable for construction in progress	160	195
Advances from customers	208	148
Consideration liabilities related to the acquisition of Ximalaya	—	108
Payable to Tencent Group (Note 27(b))	90	104
Other deposits	25	31
Others	340	689

	3,558	4,451

Note: Accrued expenses mainly comprise payroll and welfare, advertising and marketing, short-term lease rental and other operating expenses.